Ordinary Shares (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2019 Vote shares	Dec. 31, 2018 shares
Number of ordinary shares issued				366,943,308
IPO
Total Proceeds, net of issuance cost | $		$ 1,690,696
Follow-on offering
Total Proceeds, net of issuance cost | $	$ 1,181,209
ADSs | IPO
Number of ordinary shares issued		91,735,827
Ordinary shares upon the exercise of the underwriters' over-allotment option		6,135,827
ADSs | Follow-on offering
Number of ordinary shares issued	48,435,000
Class A ordinary shares
Number of Voting Rights Per Each Share | Vote			1
Stock Issued During Period, Shares, Treasury Stock Reissued			42,486,360
Ordinary shares, issued			2,575,580,988	2,381,240,988
Class A ordinary shares | IPO
Number of ordinary shares issued		366,943,308
Class A ordinary shares | Follow-on offering
Number of ordinary shares issued	193,740,000
Class B ordinary shares
Number of Voting Rights Per Each Share | Vote			10
Stock Issued During Period, Shares, Treasury Stock Reissued			1,716,283,460
Ordinary shares, issued			2,074,447,700	2,074,447,700